Post-Employment Benefits - Present value of the defined benefit obligations and the fair value of the plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Present value of the defined benefit obligations and the fair value of the plan assets
Present value of funded obligations	€ 487	€ 155
Fair value of plan assets	(411)	(71)
Net defined benefit liability	€ 76	€ 84